Destra Granahan Small Cap Advantage Fund
Schedule of Investments
As of December 31, 2022 (unaudited)

Shares		Value
	COMMON STOCKS – 98.9%
	COMMUNICATIONS – 7.1%
	INTERNET – 7.1%
4,724	Bumble, Inc., Class A(1)	$99,440
23,418	Edgio, Inc.(1)	26,463
4,218	Etsy, Inc.(1)	505,232
8,520	EverQuote, Inc., Class A(1)	125,585
12,682	Liquidity Services, Inc.(1)	178,309
15,651	Magnite, Inc.(1)	165,744
		1,100,773
	CONSUMER, CYCLICAL – 5.2%
	ENTERTAINMENT – 1.1%
48,343	Genius Sports, Ltd.(1)	172,585

	LEISURE TIME – 2.7%
5,030	Life Time Group Holdings, Inc.(1)	60,159
6,104	OneSpaWorld Holdings, Ltd.(1)	56,950
15,564	Topgolf Callaway Brands Corp.(1)	307,389
		424,498
	RETAIL – 1.4%
5,237	First Watch Restaurant Group, Inc.(1)	70,856
6,475	Lovesac Co.(1)	142,515
		213,371
	TOTAL CONSUMER, CYCLICAL	810,454

	CONSUMER, NON-CYCLICAL – 39.0%
	BIOTECHNOLOGY – 9.4%
1,446	Apellis Pharmaceuticals, Inc.(1)	74,773
3,861	Arcus Biosciences, Inc.(1)	79,846
2,149	Beam Therapeutics, Inc.(1)	84,047
1,933	Blueprint Medicines Corp.(1)	84,685
5,019	Caribou Biosciences, Inc.(1)	31,519
2,177	Fate Therapeutics, Inc.(1)	21,966
18,248	Harvard Bioscience, Inc.(1)	50,547
16,543	ImmunoGen, Inc.(1)	82,053
10,682	Olink Holding AB, ADR(1)	271,109
4,654	Pliant Therapeutics, Inc.(1)	89,962
1,957	Prothena Corp. PLC(1)	117,909
4,921	Veracyte, Inc.(1)	116,775
5,043	Vericel Corp.(1)	132,833
3,069	Xencor, Inc.(1)	79,917
3,719	Xenon Pharmaceuticals, Inc.(1)	146,640
		1,464,581
	COMMERCIAL SERVICES – 16.0%
17,235	Alta Equipment Group, Inc.	227,330
3,221	Chegg, Inc.(1)	81,395
8,519	CoStar Group, Inc.(1)	658,348
3,031	HealthEquity, Inc.(1)	186,831
1,002	Paylocity Holding Corp.(1)	194,648
3,002	Ritchie Bros Auctioneers, Inc.	173,606
Shares		Value
	COMMON STOCK (continued)
	CONSUMER, NON-CYCLICAL (continued)
	COMMERCIAL SERVICES (continued)
2,775	ShotSpotter, Inc.(1)	$93,878
27,961	Toast, Inc., Class A(1)	504,137
8,169	WillScot Mobile Mini Holdings Corp.(1)	368,994
		2,489,167
	COSMETICS/PERSONAL CARE – 1.0%
18,001	Beauty Health Co.(1)	163,809

	HEALTHCARE-PRODUCTS – 8.6%
12,259	BioLife Solutions, Inc.(1)	223,114
10,409	Castle Biosciences, Inc.(1)	245,028
7,524	OrthoPediatrics Corp.(1)	298,929
8,237	Quanterix Corp.(1)	114,082
1,817	Repligen Corp.(1)	307,636
10,879	SI-BONE, Inc.(1)	147,954
		1,336,743
	PHARMACEUTICALS – 0.4%
1,752	Intellia Therapeutics, Inc.(1)	61,127

	SEMICONDUCTORS – 3.6%
9,574	Azenta, Inc.	557,398

	TOTAL CONSUMER, NON-CYCLICAL	6,072,825

	ENERGY – 3.1%
	ENERGY-ALTERNATE SOURCES – 3.1%
1,817	Enphase Energy, Inc.(1)	481,432

	FINANCIAL – 3.8%
	BANKS – 1.6%
4,991	Silvergate Capital Corp., Class A(1)	86,843
2,818	Texas Capital Bancshares, Inc.(1)	169,954
		256,797
	INSURANCE – 1.1%
8,593	James River Group Holdings, Ltd.	179,679

	PRIVATE EQUITY – 1.1%
6,166	Victory Capital Holdings, Inc., Class A	165,434

	TOTAL FINANCIAL	601,910

	INDUSTRIAL – 13.3%
	COMPUTERS – 1.4%
9,117	Kornit Digital, Ltd.(1)	209,418

	ELECTRONICS – 0.5%
6,813	Enovix Corp.(1)	84,754

	ENGINEERING & CONSTRUCTION – 0.5%
10,328	908 Devices, Inc.(1)	78,699

Destra Granahan Small Cap Advantage Fund
Schedule of Investments (continued)
As of December 31, 2022 (unaudited)

Shares		Value
	COMMON STOCK (continued)
	INDUSTRIAL (continued)
	ENVIRONMENTAL CONTROL – 1.7%
3,364	Casella Waste Systems, Inc., Class A(1)	$266,799

	MACHINERY-DIVERSIFIED – 1.7%
7,937	Columbus McKinnon Corp.	257,714

	METAL FABRICATE/HARDWARE – 1.4%
1,017	RBC Bearings, Inc.(1)	212,909

	MISCELLANEOUS MANUFACTURING – 5.8%
3,895	Axon Enterprise, Inc.(1)	646,297
3,010	Materion Corp.	263,405
		909,702
	TRANSPORTATION – 0.3%
3,003	CryoPort, Inc.(1)	52,102

	TOTAL INDUSTRIAL	2,072,097

	TECHNOLOGY – 27.4%
	COMPUTERS – 1.6%
850	Globant SA(1)	142,936
9,076	Stratasys, Ltd.(1)	107,641
		250,577
	SEMICONDUCTORS – 2.5%
2,996	Power Integrations, Inc.	214,873
8,894	Veeco Instruments, Inc.(1)	165,251
		380,124
	SOFTWARE – 23.3%
408	Appian Corp.(1)	13,285
13,328	Definitive Healthcare Corp.(1)	146,475
3,880	Domo, Inc.(1)	55,251
9,818	Evolent Health, Inc., Class A(1)	275,689
4,387	Guidewire Software, Inc.(1)	274,451
12,457	Health Catalyst, Inc.(1)	132,418
1,186	HubSpot, Inc.(1)	342,908
5,382	LivePerson, Inc.(1)	54,574
1,971	Paycom Software, Inc.(1)	611,621
3,776	Phreesia, Inc.(1)	122,191
39,070	Porch Group, Inc.(1)	73,452
8,877	PROS Holdings, Inc.(1)	215,356
3,091	Sprout Social, Inc.(1)	174,518
4,526	SPS Commerce, Inc.(1)	581,274
3,066	Workiva, Inc.(1)	257,452
37,032	Zeta Global Holdings Corp., Class A(1)	302,551
		3,633,466
	TOTAL TECHNOLOGY	4,264,167

	TOTAL COMMON STOCKS
	(Cost $17,896,017)	15,403,658
Shares		Value
	RIGHTS – 0.0%
	PHARMACEUTICALS – 0.0%
25,526	Flexion Therapeutics, Inc.(1)(2)(3)	$255
	TOTAL RIGHTS
	(Cost $15,826)	255

	SHORT-TERM INVESTMENTS – 2.1%
	MONEY MARKET FUND – 2.1%
334,123	Fidelity Investments Money Market Treasury Portfolio, Class I, 4.13%(4)	334,123
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $334,123)	334,123

	TOTAL INVESTMENTS – 101.0%
	(Cost $18,245,966)	15,738,036
	Liabilities in Excess of Other Assets – (1.0)%	(155,899)
	TOTAL NET ASSETS – 100.0%	$15,582,137

(1)	Non-income producing security.
(2)	Fair valued using significant unobservable inputs.
(3)	Illiquid and restricted investments as to resale.
(4)	The rate is the annualized seven-day yield as of December 31, 2022.

ADR – American Depository Receipt

PLC – Public Limited Company

SA – Corporation